Schedule of Investments (unaudited)
August 31, 2026
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 Western Asset Intermediate Maturity California Municipals Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.2%
Education — 6.9%
California State Enterprise Development Authority, Student Housing Revenue, M@College Project, Series A	5.000%	8/1/35	$400,000	$411,153
California State MFA Revenue, CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/41	550,000	525,252
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/35	1,100,000	1,100,531 (a)
KIPP LA Project, Series A	5.000%	7/1/37	1,180,000	1,184,040 (a)
KIPP SoCal Project, Series A	4.000%	7/1/40	800,000	732,921 (a)
California Statewide CDA Revenue, College Housing, NCCD Hooper Street LLC	5.000%	7/1/29	600,000	611,123 (a)
Total Education				4,565,020
Health Care — 5.8%
California State MFA Revenue, Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	711,738
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bonds, Series A	5.000%	11/15/36	250,000	253,627 (a)
California Statewide CDA Revenue:
Adventist Health System/West	5.000%	3/1/27	1,715,000	1,717,616 (b)(c)
Los Angeles Jewish Home for the Aging, Refunding, CMI	5.000%	11/15/30	1,100,000	1,165,092
Total Health Care				3,848,073
Housing — 1.7%
California State MFA Revenue, Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/49	1,125,000	1,122,486
Industrial Revenue — 29.6%
California County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A, Refunding	4.000%	6/1/34	300,000	300,111
Series A, Refunding	4.000%	6/1/35	235,000	233,570
Series A, Refunding	4.000%	6/1/36	275,000	271,533
Series A, Refunding	4.000%	6/1/37	275,000	268,816
Series A, Refunding	4.000%	6/1/38	275,000	266,340
Series A, Refunding	4.000%	6/1/39	750,000	718,913
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A	5.000%	5/1/35	1,350,000	1,376,416 (b)(c)
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	1,500,000	1,514,079 (b)(c)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	800,000	812,891 (b)(c)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,100,000	1,139,058 (b)(c)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	2,500,000	2,510,075 (b)(c)
California State MFA Special Facility Revenue, United Airlines Inc., Los Angeles International Airport Project	4.000%	7/15/29	2,000,000	2,010,272 (d)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset-Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	1,100,000	1,070,972
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	3,310,000	3,440,556
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/30	2,500,000	2,602,027 (b)(c)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	1,000,000	1,003,236
Total Industrial Revenue				19,538,865
Leasing — 4.2%
California State Public Works Board, Various Capital Projects, Series C	5.000%	11/1/47	2,000,000	2,102,960
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Maturity California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Leasing — continued
San Mateo, CA, Foster City PFA Revenue:
Street and Flood Control Project, Series A	4.000%	5/1/39	$300,000	$299,551
Street and Flood Control Project, Series A	4.000%	5/1/40	400,000	392,604
Total Leasing				2,795,115
Local General Obligation — 1.9%
Rincon Valley, CA, Union School District, Sonomo County, GO, Series A	4.000%	8/1/49	1,375,000	1,247,811
Other — 3.5%
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/33	1,250,000	1,278,609 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	1,000,000	1,020,825 (d)
Total Other				2,299,434
Power — 3.1%
Sacramento Municipal Utility District, CA, Electric Revenue, Green Bonds, Series M, Refunding	5.000%	11/15/49	2,000,000	2,090,032
Special Tax Obligation — 7.8%
California State Enterprise Development Authority Revenue:
California State Association of Counties Headquarters Building Project, Series A	5.000%	6/1/46	1,000,000	1,013,214
California State Association of Counties Headquarters Building Project, Series A	5.000%	6/1/51	250,000	249,226
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	172,000	167,436
Restructured, Series A-1	4.550%	7/1/40	50,000	49,510
Restructured, Series A-2	4.329%	7/1/40	80,000	78,305
Restructured, Series A-2A	4.550%	7/1/40	2,000,000	1,980,392
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	261,679
Community Facilities District No 2023-1	5.500%	9/1/43	400,000	412,785
Community Facilities District No 2023-1	4.500%	9/1/44	1,000,000	930,179
Total Special Tax Obligation				5,142,726
State General Obligation — 1.1%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,838
Restructured, Series A-1	5.625%	7/1/27	5,172	5,257
Restructured, Series A-1	5.625%	7/1/29	10,203	10,720
Restructured, Series A-1	5.750%	7/1/31	9,910	10,696
Restructured, Series A-1	4.000%	7/1/33	9,398	9,365
Restructured, Series A-1	4.000%	7/1/35	163,447	161,083
Restructured, Series A-1	4.000%	7/1/37	435,000	421,938
Restructured, Series A-1	4.000%	7/1/41	74,857	69,529
Restructured, Series A-1	4.000%	7/1/46	10,251	9,108
Subseries CW	0.000%	11/1/43	36,106	25,771 (c)
Total State General Obligation				732,305
Transportation — 21.1%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,700,000	2,703,046
California State MFA Revenue, SFMTA Potrero Yard Modernization Project, Series A	5.250%	9/1/51	750,000	780,791
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2026 Quarterly Report

 Western Asset Intermediate Maturity California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Transportation — continued
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A	4.000%	1/15/46	$500,000	$453,638
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Green Bonds, Series A, Refunding	5.250%	5/15/42	750,000	798,222 (d)(e)
Los Angeles, CA, Harbor Department Revenue:
Series A-2, Refunding	5.000%	8/1/36	500,000	537,441 (d)
Series A-2, Refunding	5.000%	8/1/37	500,000	532,623 (d)
Series A-2, Refunding	5.000%	8/1/38	300,000	316,808 (d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	5/1/36	2,100,000	2,207,214 (d)
Series E, Refunding	5.000%	5/1/35	3,600,000	3,729,776 (d)
Stockton, CA, PFA Parking Revenue:
Refunding	5.000%	3/1/34	885,000	905,179
Refunding	5.000%	3/1/36	975,000	991,072
Total Transportation				13,955,810
Water & Sewer — 8.5%
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	500,000	516,059 (a)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,000,000	1,019,417 (a)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	502,550 (a)
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Subseries C, Refunding	4.000%	11/1/40	1,500,000	1,490,436
Stockton, CA, PFA Revenue, Green Bonds, Series A, Refunding, BAM	5.000%	10/1/33	2,000,000	2,082,030
Total Water & Sewer				5,610,492

Total Municipal Bonds (Cost — $63,792,611)				62,948,169
Municipal Bonds Deposited in Tender Option Bond Trust(f) — 8.7%
Leasing — 8.7%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Series H (Cost — $5,982,711)	5.000%	12/1/49	5,500,000	5,723,530

Total Investments before Short-Term Investments (Cost — $69,775,322)				68,671,699
Short-Term Investments — 1.5%
Municipal Bonds — 1.5%
Education — 1.5%
Regents of the University of California, CA, General Revenue:
Series AL-3, Refunding	2.350%	5/15/48	100,000	100,000 (g)(h)
Series AL-4, Refunding	2.250%	5/15/48	900,000	900,000 (g)(h)

Total Short-Term Investments (Cost — $1,000,000)				1,000,000
Total Investments — 105.4% (Cost — $70,775,322)				69,671,699
TOB Floating Rate Notes — (5.5)%				(3,665,000)
Other Assets in Excess of Other Liabilities — 0.1%				79,995
Total Net Assets — 100.0%				$66,086,694

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Maturity California Municipals Fund
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(g)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
CMI	—	California Mortgage Insurance Program — Insured Bonds
GO	—	General Obligation
MFA	—	Municipal Finance Authority
PCFA	—	Pollution Control Financing Authority
PFA	—	Public Facilities Authority
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate Maturity California Municipals Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$62,948,169	—	$62,948,169
Municipal Bonds Deposited in Tender Option Bond Trust	—	5,723,530	—	5,723,530
Total Long-Term Investments	—	68,671,699	—	68,671,699
Short-Term Investments†	—	1,000,000	—	1,000,000
Total Investments	—	$69,671,699	—	$69,671,699

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Intermediate Maturity California Municipals Fund 2026 Quarterly Report